CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
ASSETS
Property and equipment, net	$ 10,514		$ 10,231
Debt
Senior notes, including $1,156 million and $1,123 million, respectively, net of discount, of Exchangeable Senior Debentures	4,249		4,534
Credit facility	58
Mortgage debt	1,025
Other liabilities	145		86
Total debt	5,477		5,837
Host Hotels & Resorts, Inc. stockholders' equity:
Accumulated other comprehensive income	25		12
Non-controlling interests-other consolidated partnerships	29		22
Debt
Senior notes, including $1,156 million and $1,123 million, respectively, net of discount, of Exchangeable Senior Debentures	4,249		4,534
Credit facility	58
Mortgage debt	1,025
Other liabilities	145		86
Total debt	5,477		5,837
Host Hotels & Resorts, L.P. capital:
Accumulated other comprehensive income	25		12
HOST HOTELS & RESORTS, INC.
ASSETS
Property and equipment, net	10,514		10,231
Assets held for sale			8
Due from managers	45		29
Investments in affiliates	148		153
Deferred financing costs, net	44		49
Furniture, fixtures and equipment replacement fund	152		124
Others	354		266
Restricted cash	41		53
Cash and cash equivalents	1,113		1,642
Total assets	12,411		12,555
Debt
Senior notes, including $1,156 million and $1,123 million, respectively, net of discount, of Exchangeable Senior Debentures	4,249		4,534
Credit facility	58
Mortgage debt	1,025		1,217
Other liabilities	145		86
Total debt	5,477		5,837
Accounts payable and accrued expenses	208		174
Other	203		194
Total liabilities	5,888		6,205
Non-controlling interests-Host Hotels & Resorts, L.P.	191		139
Host Hotels & Resorts, Inc. stockholders' equity:
Cumulative redeemable preferred stock (liquidation preference $0 and $100 million, respectively), 50 million shares authorized; 0 and 4 million shares issued and outstanding, respectively			97
Common stock, par value $.01, 1,050 million shares authorized; 675.6 million and 646.3 million shares issued and outstanding, respectively	7		6
Additional paid-in capital	7,236		6,875
Accumulated other comprehensive income	25		12
Deficit	(965)		(801)
Total equity of Host Hotels & Resorts, Inc. stockholders	6,303		6,189
Non-controlling interests-other consolidated partnerships	29		22
Total equity	6,332		6,211
Total liabilities, non-controlling interests and equity	12,411		12,555
Debt
Senior notes, including $1,156 million and $1,123 million, respectively, net of discount, of Exchangeable Senior Debentures	4,249		4,534
Credit facility	58
Mortgage debt	1,025		1,217
Other liabilities	145		86
Total debt	5,477		5,837
Accounts payable and accrued expenses	208		174
Other	203		194
Total liabilities	5,888		6,205
Host Hotels & Resorts, L.P. capital:
Accumulated other comprehensive income	25		12
HOST HOTELS & RESORTS L.P.
ASSETS
Property and equipment, net	10,514		10,231
Assets held for sale			8
Due from managers	45		29
Investments in affiliates	148		153
Deferred financing costs, net	44		49
Furniture, fixtures and equipment replacement fund	152		124
Others	353		264
Restricted cash	41		53
Cash and cash equivalents	1,113		1,642
Total assets	12,410		12,553
Debt
Senior notes, including $1,156 million and $1,123 million, respectively, net of discount, of Exchangeable Senior Debentures	4,249		4,534
Credit facility	58
Mortgage debt	1,025		1,217
Other liabilities	145		86
Total debt	5,477		5,837
Accounts payable and accrued expenses	208		174
Other	203		194
Total liabilities	5,888		6,205
Non-controlling interests-Host Hotels & Resorts, L.P.	191	[1]	139	[1]
Host Hotels & Resorts, Inc. stockholders' equity:
Accumulated other comprehensive income	25		12
Debt
Senior notes, including $1,156 million and $1,123 million, respectively, net of discount, of Exchangeable Senior Debentures	4,249		4,534
Credit facility	58
Mortgage debt	1,025		1,217
Other liabilities	145		86
Total debt	5,477		5,837
Accounts payable and accrued expenses	208		174
Other	203		194
Total liabilities	5,888		6,205
Limited partnership interest of third parties.	191		139
Host Hotels & Resorts, L.P. capital:
General partner	1		1
Cumulative redeemable preferred limited partner			97
Limited partner	6,276		6,077
Accumulated other comprehensive income	25		12
Total Host Hotels & Resorts, L.P. capital	6,302		6,187
Non-controlling interests-consolidated partnerships	29		22
Total capital	6,331		6,209
Total liabilities, limited partnership interest of third parties and capital	$ 12,410		$ 12,553

[1]	The book value recorded is equal to the greater of the redemption value or the historical cost.